Consolidated statements of cash flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Loss for the year	£ (16,064)	£ (20,162)	£ (10,099)
Adjustments for:
Depreciation of property, plant and equipment	983	772	501
Amortisation of intangible fixed assets	1,577	3,583	236
Loss on disposal of fixed assets	27
Net interest (income)/expense	(249)	(1,264)	(1,686)
Impairment of intangible assets	1,500	11,413
Gain on bargain purchase			(165)
Share based payment expense	520	203	170
Taxation	(1,265)	(9,160)	(1,133)
Cash flows from operating activities before changes in working capital	(12,971)	(14,615)	(12,176)
Increase in inventories	(202)	(237)	(62)
Increase in trade and other receivables	(968)	(242)	(1,540)
(Decrease)/Increase in trade and other payables	(267)	358	711
Cash used in operations	(14,408)	(14,736)	(13,067)
Taxes received	1,455	1,650	646
Net cash used in operating activities	(12,953)	(13,086)	(12,421)
Investing activities
Purchases of property, plant and equipment	(707)	(1,347)	(922)
Purchase of intangibles	(778)	(19)	(3)
Acquisition of subsidiary, net of cash acquired			1,867
Acquisition of business, net of cash acquired			(2,528)
Interest received	15	164	53
Net cash used in investing activities	(1,470)	(1,202)	(1,533)
Financing activities
Interest paid	(111)	(74)	(5)
Payments to finance lease creditors	(25)	(69)	(49)
Repayment of borrowings	(552)	(235)	(165)
New bank loan	5,237	65
Share issues net of costs	5,728	15,568
Net cash generated from/(used in) financing activities	10,277	15,255	(219)
Net (decrease)/increase in cash and cash equivalents	(4,146)	967	(14,173)
Cash and cash equivalents at beginning of year	17,608	16,175	30,325
Exchange (losses)/gains on cash and cash equivalents	(258)	466	23
Cash and cash equivalents at end of year	£ 13,204	£ 17,608	£ 16,175